Document and Entity Information	12 Months Ended
Feb. 28, 2011
Document And Entity Information
Entity Registrant Name	Pan American Holdco Inc.
Entity Central Index Key	0001541336
Document Type	S-4
Document Period End Date	Feb. 28, 2011
Amendment Flag	false
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	54,003,826
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2010